Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2023	Jan. 03, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for First PEO (Cecilia Lenk) (1)	Summary Compensation Table Total for Second PEO (Martin Kay) (1)	Compensation Actually Paid to First PEO (1)	Compensation Actually Paid to Second PEO (1)	Average Summary Compensation Table Total for Non-PEO Name Executive Officers (1)(2)	Average Compensation Actually Paid to Non-PEO Name Executive Officers (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
	(a)	(b)	(a)	(b)	(c)	(d)
2025	$-	$375,777	$-	$301,380	$250,519	$235,639	$0.29	$(27,969,279)

2024	$-	340,000	$-	$(518,466)	$246,517	$74,825	$1.47	$(4,986,317)

2023	$93,461	$1,094,514	$43,059	$1,045,940	$390,134	$283,207	$15.11	2,954,972

Named Executive Officers, Footnote [Text Block]

(1)	The Principal Executive Officer (“PEO”) information reflected in columns (a) and (b) relates to our CEO, Cecilia Lenk (until January 3, 2023), or First PEO, and Martin Kay (from January 3. 2023 until April 30, 2023), or Second PEO. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (c) and (d) above relates to our CFO Coreen Kraysler and founder of our Netcapital Funding Portal Subsidiary, Jason Frishman.

Adjustment To PEO Compensation, Footnote [Text Block]

First PEO (Cecilia Lenk) SCT Total to CAP Reconciliation

Year	Summary Compensation Total	Less Stock Awards	Less Option Awards	Fair Value Adjustments to SCT Total	CAP
2025	$—	$—	$—	$—	$—
2024	$—	$—	$—	$—	$—
2023	$93,461	$—	(4,833)	$(45,569)	$43,059

Second PEO (Martin Kay) SCT Total to CAP Reconciliation

Year	Summary Compensation Total	Less Stock Awards	Less Option Awards	Fair Value Adjustments to SCT Total	CAP
2025	$375,777	$—	$—	$(74,398)	$301,380
2024	$340,000	$—	$—	$(858,466)	$(518,466)
2023	$1,094,514	$—	$(999,899)	$951,325	$1,045,940

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Summary Compensation Total	Less Stock Awards	Less Option Awards	Fair Value Adjustments to SCT Total	CAP
2025	$250,519	—	—	$(14,880)	$235,639
2024	$246,517	$—	$—	$(171,692)	$74,825
2023	$390,134	$—	$(199,980)	$93,053	$283,207

Non-PEO NEO Average Total Compensation Amount	[1],[2]			$ 250,519	$ 246,517	$ 390,134
Non-PEO NEO Average Compensation Actually Paid Amount	[3]			$ 235,639	74,825	283,207
Equity Valuation Assumption Difference, Footnote [Text Block]

First PEO (Cecilia Lenk) Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at April 30,	Change in Fair Value of Prior Years’ Awards Unvested at April 30,	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended April 30,	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended April 30,	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$—	$—	$—	$—	$—
2024	$—	$—	$—	$—	$—
2023	$27,184	$(33,417)	$(12,152)	$—	$(18,384)

Second PEO (Martin Kay) Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at April 30,	Change in Fair Value of Prior Years’ Awards Unvested at April 30,	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended April 30,	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended April 30,	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$—	$(54,214)	$(20,184)	$—	$(74,398)
2024	$—	$(810,142)	$(48,324)	$—	$(858,466)
2023	$951,325	$—	$—	$—	$951,325

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at April 30,	Change in Fair Value of Prior Years’ Awards Unvested at April 30,	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended April 30,	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended April 30,	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$—	$(10,843)	$(4,037)	$—	$(14,880)
2024	$—	$(162,028)	$(9,664)	$—	$(171,692)
2023	$190,265	$(66,834)	$(30,379)	$—	$93,053

Total Shareholder Return Amount				$ 0.29	1.47	15.11
Net Income (Loss) Attributable to Parent				$ (27,969,279)	(4,986,317)	2,954,972
PEO Name		Martin Kay	Cecilia Lenk
Additional 402(v) Disclosure [Text Block]

(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Ms. Lenk’s and Mr. Kay’s total compensation, as applicable, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.

Cecilia Lenk [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]					93,461
PEO Actually Paid Compensation Amount	[1]					43,059
Cecilia Lenk [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Cecilia Lenk [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(4,833)
Cecilia Lenk [Member] | Fair Value Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(45,569)
Cecilia Lenk [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						27,184
Cecilia Lenk [Member] | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(33,417)
Cecilia Lenk [Member] | Change in Fair Value of Prior Years’ Awards Vested through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(12,152)
Cecilia Lenk [Member] | Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Cecilia Lenk [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(18,384)
Martin Kay [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]			375,777	340,000	1,094,514
PEO Actually Paid Compensation Amount	[1]			301,380	(518,466)	1,045,940
Martin Kay [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Martin Kay [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(999,899)
Martin Kay [Member] | Fair Value Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(74,398)	(858,466)	951,325
Martin Kay [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						951,325
Martin Kay [Member] | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(54,214)	(810,142)
Martin Kay [Member] | Change in Fair Value of Prior Years’ Awards Vested through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(20,184)	(48,324)
Martin Kay [Member] | Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Martin Kay [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(74,398)	(858,466)	951,325
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount				250,519	246,517	390,134
Non-PEO NEO Average Compensation Actually Paid Amount				235,639	74,825	283,207
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(199,980)
Non-PEO NEO [Member] | Fair Value Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(14,880)	(171,692)	93,053
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						190,265
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,843)	(162,028)	(66,834)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Awards Vested through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,037)	(9,664)	(30,379)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (14,880)	$ (171,692)	$ 93,053

[1]	The Principal Executive Officer (“PEO”) information reflected in columns (a) and (b) relates to our CEO, Cecilia Lenk (until January 3, 2023), or First PEO, and Martin Kay (from January 3. 2023 until April 30, 2023), or Second PEO. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (c) and (d) above relates to our CFO Coreen Kraysler and founder of our Netcapital Funding Portal Subsidiary, Jason Frishman.
[2]	The amounts shown in this column are the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the Summary Compensation. Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”
[3]	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Ms. Lenk’s and Mr. Kay’s total compensation, as applicable, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.